Consolidated Balance Sheets and Statements of Operations and Comprehensive Loss Components - Accrued Expenses/Other Income (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued expenses and other:
Accrued wages and employee benefits		$ 1,051	$ 1,076
IC development and wafer costs		598	921
Interest payable		314
Professional fees and consulting		282	158
Deferred revenue		271	31
Employee stock purchase plan withholdings		200	323
Capital lease obligation			138
Other		57	17
Total	$ 2,061	$ 2,502	$ 2,664